Mortgage notes receivable - Information pertaining to mortgage notes receivable (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended										6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Loans and Leases Receivable Disclosure [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	[1]	Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor	[1]	Predecessor
Total loan commitments	$ 1,101,275,000				$ 1,101,275,000	$ 1,121,521,000										$ 1,121,521,000				$ 1,101,275,000
Construction holdbacks	253,708,000				253,708,000	260,401,000										260,401,000				253,708,000
Interest reserves	18,601,000				18,601,000	21,907,000										21,907,000				18,601,000
Private REIT participation	0				0	6,931,000										6,931,000				0
Total principal outstanding for our mortgage notes, receivable	828,966,000				828,966,000	832,282,000										832,282,000				828,966,000
Allowance for loan losses	4,096,000				4,096,000	6,795,000										6,795,000				4,096,000
Deferred fees	3,281,000				3,281,000	8,168,000										8,168,000				3,281,000
Mortgage notes receivable, net	821,589,000	$ 589,572,000	[1]		821,589,000	817,319,000					$ 589,572,000	[1]				817,319,000				821,589,000	$ 589,572,000	[1]
Sale Of Mortgage Notes Receivable, Construction Holdbacks						7,100,000										7,100,000
Sale Of Mortgage Notes Receivable, Interest Reserves						700,000										700,000
Mortgage Receivable [Member]
Loans and Leases Receivable Disclosure [Line Items]
Mortgage notes receivable, net	$ 821,600,000	$ 589,600,000			$ 821,600,000						$ 589,600,000									$ 821,600,000	$ 589,600,000
Broad mark Private Reit Llc Member
Loans and Leases Receivable Disclosure [Line Items]
Equity investment						$ 0										$ 0

[1]	Predecessor periods are combined as disclosed in Note 1.